Note 5 - Deposits (Details) - Time Deposits - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Time Deposits [Abstract]
2016	$ 82,413
2017	44,750
2018	16,200
2019	9,873
2020	5,001
Thereafter	510
Total	$ 158,747	$ 173,677